ACCOUNTING POLICIES (Details) - 12 months ended Mar. 31, 2015 - segment	Total
Number of reporting segments	7
Stock rotation measurement period	6 months
Manufacturer's standard warranty period	1 year
Minimum
Lease receivable terms (in years)	1 year
Maximum
Lease receivable terms (in years)	7 years